Annual Fund Operating Expenses	Nov. 10, 2026
CWP Premium Growth ETF | CWP Premium Growth ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.06%	[1],[2]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.30%	[1]
Acquired Fund Fees and Expenses	0.18%	[1],[3]
Expenses (as a percentage of Assets)	0.54%
CWP Premium Dividend ETF | CWP Premium Dividend ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.06%	[4],[5]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.30%	[4]
Acquired Fund Fees and Expenses	0.14%	[4],[6]
Expenses (as a percentage of Assets)	0.50%

[1]	Estimated for the current fiscal year.
[2]	The management fee is paid in its entirety to the Sub-Adviser by the Adviser. The current sub-advisory fee, which the Adviser pays out of the management fee received from the Fund under the Investment Advisory Agreement, is computed daily at an annual rate based on the greater of (1) a $50,000 minimum fee or (2) the daily net assets of the Fund in accordance with the following fee schedule: the $50,000 minimum fee or 0.060% on the first $250 million in assets, 0.050% on the second $250 million, and 0.040% for assets above $500 million. The management fee under the Investment Advisory Agreement has the same fee rate schedule.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[4]	Estimated for the current fiscal year.
[5]	The management fee is paid in its entirety to the Sub-Adviser by the Adviser. The current sub-advisory fee, which the Adviser pays out of the management fee received from the Fund under the Investment Advisory Agreement, is computed daily at an annual rate based on the greater of (1) a $50,000 minimum fee or (2) the daily net assets of the Fund in accordance with the following fee schedule: the $50,000 minimum fee or 0.060% on the first $250 million in assets, 0.050% on the second $250 million, and 0.040% for assets above $500 million. The management fee under the Investment Advisory Agreement has the same fee rate schedule.
[6]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.